Supplementary Financial Statement Information (Details) - Schedule of condensed income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of condensed income statement [Abstract]
Payroll and related expenses	$ 5,054	$ 3,183	$ 2,259
Research and development services	4,557	2,438	2,682
Materials	1,505	612	454
Share Based Compensation	1,210	401	607
Depreciation	546	273	198
Other	1,029	394	486
Research and development expenses gross	13,901	7,301	6,686
Israel Innovation Authority participation in research and development costs and royalties payable	(1,020)	(1,215)	(1,082)
Research and development expenses net	12,881	6,086	5,604
Payroll expenses	1,138	737	569
Compensation to directors	1,168	862	526
Professional fees	1,080	995	845
Office maintenance and office expenses	167	97	145
Insurance	783	486	243
Share Based Compensation	1,704	269	203
Other	367	253	484
General and administrative expenses	6,407	3,699	3,015
Interest income	120	225	238
Income related to marketable securities	5,590
Exchange differences, net	(562)	(2,258)	(945)
Bank commissions and other expenses	(328)	(6)	(58)
Financial expenses	$ 4,820	$ (2,039)	$ (765)